Airport Concessions - Summary of Value of Concessions (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 11,754,661	$ 12,384,923	$ 12,240,167
MBJA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	11,754,661	12,384,923	12,240,167
MBJA [Member] | Accumulated amortization [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	(5,541,118)	(5,074,369)	(4,610,308)
MBJA [Member] | Other airport concession [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	3,475,128	3,638,641	3,029,824
MBJA [Member] | Mexican airport concession [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 13,820,651	$ 13,820,651	$ 13,820,651